THE GCG TRUST                                    File Nos. 33-23512, 811-05629
                                                  Filed Under Rule 497(e)


                              PROSPECTUS SUPPLEMENT

                             DATED DECEMBER 17, 2001

                          SUPPLEMENT TO THE PROSPECTUS
                              DATED MAY 1, 2001 FOR
                                  THE GCG TRUST
                                  -------------


YOU SHOULD KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS.

The Prudential Investment Corporation has notified The GCG Trust (the "Trust") of its intention to terminate its portfolio management agreement with the Trust on behalf of the Real Estate Series and Directed Services, Inc. effective December 17, 2001. At a special meeting held on December 14, 2001, the Board of Trustees of the Trust approved an interim portfolio management agreement (the "Interim Agreement") with Morgan Stanley Investment Management Inc. d/b/a Van Kampen ("Van Kampen") to become effective immediately on behalf of the Real Estate Series, pursuant to which Van Kampen will serve as the portfolio manager for the Real Estate Series for an interim period of one hundred and fifty (150) days. At its next regular Board meeting, the Trustees will pursue a more permanent arrangement with Van Kampen, which will be submitted to the shareholders of the Series for approval. The Interim Agreement is the same in all material respects as the prior agreement, including the portfolio management fee to be paid to Van Kampen from Directed Services, Inc. and not the Trust.

THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES IN ITS ENTIRETY ANY REFERENCE TO "THE PRUDENTIAL INVESTMENT CORPORATION" AS THE PORTFOLIO MANAGER OF THE REAL ESTATE SERIES CONTAINED IN THE SECTIONS OF THE GCG TRUST'S PROSPECTUS ENTITLED "PORTFOLIOS AT A GLANCE - REAL ESTATE" AND "DESCRIPTION OF THE PORTFOLIOS - REAL ESTATE PORTFOLIO - PORTFOLIO MANAGER:"

          "Morgan Stanley Investment Management Inc. ("MSIM") d/b/a Van Kampen"

THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES IN ITS ENTIRETY THE INFORMATION CONTAINED IN THE SECTION OF THE GCG TRUST'S PROSPECTUS ENTITLED "DESCRIPTION OF THE PORTFOLIOS -REAL ESTATE PORTFOLIO - MORE ON THE PORTFOLIO MANAGER:"

          "Morgan Stanley Investment Management Inc. ("MSIM") is a registered investment adviser, located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley Dean Witter & Co. MSIM does business in certain instances (including its role as portfolio manager to the Series) under the name "Van Kampen." As of September 30, 2001, MSIM, together with its affiliated asset management companies, managed assets of approximately $403 billion, including accounts under fiduciary advice.

          The Portfolio is managed by a team of investment professionals at MSIM. Messrs. Theodore R. Bigman, Managing Director, and Douglas A. Funke, Executive Director, will share primary responsibility for managing the Portfolio. Mr. Bigman joined MSIM in 1995 and is head of the Global Real Estate Securities Group. Mr. Funke joined Morgan Stanley & Co., Incorporated in 1993 and MSIM in 1995."

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THE GCG TRUST                                     File Nos. 33-23512, 811-05629
                                                  Filed Under Rule 497(e)

                              PROSPECTUS SUPPLEMENT

                             DATED DECEMBER 17, 2001

                          SUPPLEMENT TO THE PROSPECTUS

                              DATED MAY 1, 2001 FOR

                                  THE GCG TRUST

YOU SHOULD KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS.

At a special meeting held on December 14, 2001, the Board of Trustees of The GCG Trust approved replacing the Portfolio Manager of the Rising Dividends Series and approved an interim portfolio management agreement (the "Interim Agreement") with Morgan Stanley Investment Management Inc. d/b/a Van Kampen ("Van Kampen") to become effective upon the termination of the prior portfolio management agreement on or before February 15, 2002. At its next regular Board meeting, the Trustees will pursue a more permanent arrangement with Van Kampen, which will be submitted to the shareholders of the Series for approval. The Interim Agreement is the same in all material respects as the prior agreement, including the portfolio management fee to be paid to Van Kampen from Directed Services, Inc. and not the Trust.

In addition, at the special meeting on December 14, 2001, the Board authorized changing the name of the Rising Dividends Series to the Van Kampen Growth and Income Series and approved revising the Series' investment strategies to reflect the management style of Van Kampen.

THE FOLLOWING CHANGES TO THE PROSPECTUS WILL BECOME EFFECTIVE ON APPROXIMATELY FEBRUARY 15, 2002:

THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES IN ITS ENTIRETY ANY REFERENCE TO "RISING DIVIDENDS SERIES" CONTAINED IN THE SECTIONS OF THE GCG TRUST'S PROSPECTUS ENTITLED "PORTFOLIOS AT A GLANCE - RISING DIVIDENDS" AND "DESCRIPTION OF THE PORTFOLIOS - RISING DIVIDENDS PORTFOLIO - PORTFOLIO MANAGER:"

                  "Van Kampen Growth and Income Series"

THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES IN ITS ENTIRETY ANY REFERENCE TO "KAYNE ANDERSON RUDNICK INVESTMENT MANAGEMENT, LLC" AS THE PORTFOLIO MANAGER OF THE RISING DIVIDENDS SERIES CONTAINED IN THE SECTIONS OF THE GCG TRUST'S PROSPECTUS ENTITLED "PORTFOLIOS AT A GLANCE - RISING DIVIDENDS" AND "DESCRIPTION OF THE PORTFOLIOS - RISING DIVIDENDS PORTFOLIO - PORTFOLIO MANAGER:"

         "Morgan Stanley Investment Management Inc. ("MSIM") d/b/a Van Kampen"

THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES IN ITS ENTIRETY THE SECTION OF THE GCG TRUST'S PROSPECTUS ENTITLED "DESCRIPTION OF THE PORTFOLIOS- RISING DIVIDENDS PORTFOLIO -PRINCIPAL INVESTMENT STRATEGY:"

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

         "Under normal market conditions, the Portfolio Manager seeks to achieve the Portfolio's investment objective by investing primarily in income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities. In selecting securities for investment, the Portfolio Manager focuses primarily on the security's potential for growth of capital and income. The Portfolio Manager may focus on larger capitalization companies, which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Portfolio Manager of the growth and income potential for such securities materially change. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes."

THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES IN ITS ENTIRETY THE SECTION OF THE GCG TRUST'S PROSPECTUS ENTITLED "DESCRIPTION OF THE PORTFOLIOS- RISING DIVIDENDS PORTFOLIO -PRINCIPAL RISKS:"

         "Any investment involves the possibility that you will lose money or not make money. An investment in the Portfolio is subject to the following principal risks described under "Introduction-General Risk Factors":

     o    MANAGER RISK

     o    MARKET AND COMPANY RISK

     An investment in the Portfolio is subject to the following additional principal risks:

     o FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United Sates, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs may be higher than those involved in domestic transactions.

     o DERIVATIVE RISK. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The various derivative instruments that the Portfolio may use are described in more detail under "Investment Objectives and Additional Investment Strategies and Associated Risks" in the Statement of Additional Information. Derivative instruments involve risks different from direct investments in underlying securities. These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and the risks that the transactions may not be liquid.

THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE GCG TRUST'S PROSPECTUS ENTITLED "DESCRIPTION OF THE PORTFOLIOS -RISING DIVIDENDS PORTFOLIO -PERFORMANCE:"

          "The benchmark for the Portfolio will be the Russell 1000 Stock Index, which is an unmanaged index that reflects the performance of the 1,000 largest U.S. companies based on total market capitalization."

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THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES IN ITS ENTIRETY THE
INFORMATION CONTAINED IN THE SECTION OF THE GCG TRUST'S PROSPECTUS ENTITLED "DESCRIPTION OF THE PORTFOLIOS -RISING DIVIDENDS PORTFOLIO - MORE ON THE PORTFOLIO MANAGER:"

          "Morgan Stanley Investment Management Inc. ("MSIM") is a registered investment adviser, located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley Dean Witter & Co. MSIM does business in certain instances (including its role as portfolio manager to the Series) under the name "Van Kampen." As of September 30, 2001, MSIM, together with its affiliated asset management companies, managed assets of approximately $403 billion, including accounts under fiduciary advice.

          The Portfolio is managed by a team of investment professionals of portfolio managers, James A. Gilligan, Senior Portfolio Manager, Scott Carroll, Portfolio Manager and James O. Roeder, Portfolio Manager.

          Mr. Gilligan is primarily responsible for managing the Portfolio's investments. Mr. Gilligan has been a Managing Director of Van Kampen Management, Inc. ("Van Kampen") and Van Kampen Investment Advisory Corp.("Van Kampen Advisory Corp.") since December 2000, and became a Senior Vice President and Portfolio Manager of Van Kampen. in September 1995 and of Van Kampen Advisory Corp. in June 1995.

          Mr. Carroll is a Portfolio Manager and a Vice President of Van Kampen and Van Kampen Advisory Corp. since February 1999. He has been employed by Van Kampen and Van Kampen Advisory Corp. since December 1996.

          Mr. Roeder is a Portfolio Manager and a Vice President of Van Kampen and Van Kampen Advisory Corp. since May 1999. Prior to that time, Mr. Roeder was an analyst for three years with Midwest Research."

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